Significant Accounting Policies - Useful Lives (Details)	12 Months Ended
Dec. 31, 2021
Computer hardware
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Minimum | Laboratory equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Minimum | Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Maximum | Laboratory equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Maximum | Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years